Impairment of non-financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Impairment of non-financial assets [Line Items]
Disclosure Of Detailed Information About Impairment Of Noncurrent Assets [Text Block]
Based on the impairment tests conducted by the Ecopetrol Business Group, the following are the impairment (losses) or reversals for the years ended on December 31, 2018, 2017 and 2016 are presented:

(Impairment loss) reversal of impairment by segment	2018	2017	2016
Exploration and Production	785,940	183,718	(196,448)
Refining and Petrochemicals	(984,704)	1,067,965	(773,361)
Transport and Logistics	(169,870)	59,455	41,062
	(368,634)	1,311,138	(928,747)

Recognized in:
Property, plant and equipment (Note 13)	(1,083,285)	977,919	(561,738)
Natural resources (Note 14)	414,102	376,934	(239,151)
Investment in joint ventures and associates (Note 12)	300,828	(15,059)	(127,858)
Other non–current assets	(279)	(28,656)	–
	(368,634)	1,311,138	(928,747)

Disclosure of detailed information about impairment losses of assets of refining and petrochemicals segment [Text Block]
The Cash Generating Units with an (expense for) recovery of impairment in the Refining and Petrochemical Segment for the years ended December 31, 2018, 2017 and 2016 include:

2018

Cash–generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Refinería de Cartagena	23,411,058	22,640,761	(770,297)
Bioenergy	774,343	560,882	(213,461)
Other	946	–	(946)
			(984,704)

2017

Cash–generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Refinería de Cartagena	20,578,412	22,012,710	1,434,298
Refinería de Barrancabermeja (projects)	1,172,773	898,786	(273,987)
Bioenergy	757,741	665,395	(92,346)
			1,067,965

2016

Cash–generating units	Carrying amount	Recoverable amount	Impairment loss
Refinería de Cartagena	21,672,367	21,206,515	(465,852)
Bioenergy	925,955	618,446	(307,509)
			(773,361)

Disclosure Of Detailed Informations About Impairment Losses Reversals Of Assets [Text Block]
The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2018, 2017 and 2016:

2018
Cash generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Oil fields in Colombia
Reversal	19,156,326	50,462,080	689,665
Loss	764,808	405,421	(359,387)
Fields operated abroad
Reversal	1,810,618	2,719,086	157,709
Loss	184,375	180,191	(4,184)
			483,803

2017
Cash generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Oil fields in Colombia
Loss	2,172,747	1,588,207	(584,540)
Reversal	13,229,212	23,906,828	298,210
Fields operated abroad
Reversal	748,510	1,324,010	475,203
			188,873

2016
Cash generating units	Carrying amount	Recoverable amount	(Impairment loss) reversal
Oil fields in Colombia
Loss	5,258,265	4,902,943	(1,117,020)
Reversal	17,502,391	36,704,807	1,090,434
Fields operated abroad
Loss	688,895	647,272	(42,004)
			(68,590)

Investments accounted for using equity method [member]
Impairment of non-financial assets [Line Items]
Disclosure Of Detailed Informations About Impairment Losses Reversals Of Assets [Text Block]
As a result, Ecopetrol recognized an (impairment loss) or reversal on the carrying value as of December 31, as follows:

	2018	2017	2016
Equion Energy Limited	108,791	(42,744)	(81,155)
Offshore International Group	193,345	37,589	(46,703)
	302,136	(5,155)	(127,858)

Exploration and production [Member]
Impairment of non-financial assets [Line Items]
Disclosure Of Detailed Informations About Impairment Losses Reversals Of Assets [Text Block]
The impairment (loss) reversal of assets of the Exploration and Production segment for the years ended December 31 of 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Oilfields	483,803	188,873	(68,590)
Investment in joint ventures (Note 12)	302,136	(5,155)	(127,858)
Other	1	–	–
	785,940	183,718	(196,448)